CORPORATE INFORMATION	12 Months Ended
Mar. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Cybin Inc. (“Cybin”), was incorporated under the Business Corporations Act (British Columbia) on October 13, 2016. These consolidated financial statements include the accounts of Cybin’s eight subsidiaries (together with Cybin, the “Company”): Cybin Corp., Natures Journey Inc. (“Journey”), Serenity Life Sciences Inc. (“Serenity”), Cybin US Holdings Inc. (“Cybin US”), Adelia Therapeutics Inc. (“Adelia”) Cybin IRL Limited (“Cybin IRL”), Cybin UK Ltd., and Small Pharma Inc. (“Small Pharma”). Cybin’s head office, principal address and registered address and records office is 100 King Street West, Suite 5600, Toronto, Ontario M5X 1C9.
The Company is a biopharmaceutical company focused on advancing psychedelic-based therapies, delivery mechanisms, novel compounds and protocols as potential treatments for various psychiatric and neurological conditions. The Company is developing technologies and delivery systems aimed at improving the pharmacokinetics of its psychedelic-based molecules while retaining the therapeutic benefit. These new molecules and delivery systems are expected to be studied through clinical trials to confirm safety and efficacy.
These consolidated financial statements as at, and for the year ended, March 31, 2024 were approved and authorized for issue by the board of directors on June 25, 2024.
Stock exchange listings
Cybin’s common shares (“Common Shares”) are listed for trading on the Cboe Canada Exchange Inc. (“Cboe’) and NYSE American LLC under the symbol “CYBN” and on the Frankfurt Stock Exchange under the symbol “R7E1”.
Basis of consolidation

The Company consolidates entities which it controls. Control exists when the Company has the power, directly and indirectly to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
Intercompany balances, and any unrealized gains and losses or income and expenses arising from transactions with controlled entities are eliminated to the extent of the Company’s interest in the entity.